Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 29, 2023	Jan. 28, 2023
Current assets:
Cash and cash equivalents	$ 48,903	$ 87,053
Accounts receivable	3,660	7,039
Inventories, net	45,689	50,585
Prepaid expenses and other current assets	17,920	16,143
Total current assets	116,172	160,820
Property and equipment, net	53,755	53,497
Intangible assets, net	69,717	73,188
Goodwill	59,697	59,697
Operating lease assets, net	116,979	119,118
Other assets	440	97
Total assets	416,760	466,417
Current liabilities:
Accounts payable	37,162	39,306
Accrued expenses and other current liabilities	37,222	49,730
Current portion of long-term debt	8,750	3,424
Current portion of operating lease liabilities	34,995	34,527
Total current liabilities	118,129	126,987
Long-term debt, net of discount and current portion	150,296	195,517
Long-term debt, net of discount and current portion - related party		9,719
Deferred income taxes	11,025	10,059
Operating lease liabilities, net of current portion	117,264	123,101
Other liabilities	933	1,253
Total liabilities	397,647	466,636
Commitments and contingencies
Shareholders' Equity (Deficit)
Common stock, par value $0.01 per share; 50,000,000 shares authorized; 10,602,705 and 10,165,361 shares issued and outstanding at July 29, 2023 and January 28, 2023, respectively	107	102
Additional paid-in capital	211,514	212,005
Accumulated deficit	(192,508)	(212,326)
Total shareholders' equity (deficit)	19,113	(219)
Total liabilities and shareholders' equity (deficit)	$ 416,760	$ 466,417